OTHER LIABILITIES (Details 2) $ in Thousands	Dec. 31, 2020 CAD ($)
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	$ 240
One to five years	483
More than five years	0
Total obligation - end of period - undiscounted	723
Present value discount adjustment	(108)
Total obligation - end of period - discounted	615
Lease Liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	231
One to five years	457
More than five years	0
Total obligation - end of period - undiscounted	688
Present value discount adjustment	(106)
Total obligation - end of period - discounted	582
Loan Liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Next 12 months	9
One to five years	26
More than five years	0
Total obligation - end of period - undiscounted	35
Present value discount adjustment	(2)
Total obligation - end of period - discounted	$ 33